Supplemental disclosures with respect to cash flows (Details - Changes in non-cash investing activities) - CAD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Supplemental Disclosures With Respect To Cash Flows
Shares received for the sale of mineral properties	$ 0	$ 2,839,872
Shares issued for the acquisition of mineral properties	(2,310,000)	(25,000)
Non-cash investing activities	$ (2,310,000)	$ 2,814,872